THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (97.2%)
ALABAMA (0.5%)
    $ 1,000      Alabama Mental Health Finance Authority,
                   (Special Tax Obligation, Prerefunded,
                   Series 1989, due 05/01/01), MBIA
                   Insured...............................      RB     Aaa/AAA   05/01/99(a)    7.375% $ 1,060,620
      1,410      Childersburg Industrial Development
                   Board, (PCR, Kimberly Clark Corp.
                   Project, Escrowed to Maturity, due
                   11/15/99).............................      RB      Aa2/AA   05/15/98(a)    7.400    1,470,165
      1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due
                   08/15/18).............................      RB      NR/NR    08/15/01(a)    7.300    1,102,540
                                                                                                      -----------
                     TOTAL ALABAMA.......................                                               3,633,325
                                                                                                      -----------

ALASKA (1.7%)
      2,000      Anchorage, (Prerefunded, Series 1991,
                   due 07/01/02), MBIA Insured...........      GO     Aaa/AAA   07/01/01(a)    6.600    2,158,300
      1,075      Anchorage, (Refunding, Series 1989, due
                   06/01/03), AMBAC Insured..............      GO     Aaa/AAA   06/01/99(a)    7.100    1,127,127
      1,000      Anchorage, (Series A), AMBAC Insured....      GO     Aaa/AAA   02/01/00       6.850    1,053,130
      3,000      North Slope Borough, (Series A), MBIA
                   Insured...............................      GO     Aaa/AAA   06/30/00       5.550    3,107,340
      2,500      North Slope Borough, Zero Coupon,
                   (Capital Appreciation, Series B), MBIA
                   Insured...............................      GO     Aaa/AAA   01/01/99       0.000    2,424,925
      2,200      North Slope Borough, Zero Coupon,
                   (Capital Appreciation, Series B), MBIA
                   Insured...............................      GO     Aaa/AAA   06/30/01       0.000    1,918,114
                                                                                                      -----------
                     TOTAL ALASKA........................                                              11,788,936
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ARIZONA (1.0%)
    $ 1,000      Maricopa County School District #11,
                   (Peoria Unified School Improvement,
                   Prerefunded, Series H, due 07/01/05),
                   MBIA Insured..........................      GO     Aaa/AAA   07/01/99(a)    7.000% $ 1,091,480
      1,750      Phoenix, (Refunding, Series C)..........      GO     Aa1/AA+   07/01/02       6.375    1,909,792
      3,315      Salt River Project, (Agricultural
                   Improvement & Power District, Salt
                   River Project, Refunding, Series A)...      RB      Aa2/AA   01/01/06       6.000    3,693,374
                                                                                                      -----------
                     TOTAL ARIZONA.......................                                               6,694,646
                                                                                                      -----------

CALIFORNIA (4.9%)
      5,210      California..............................      GO      A1/A+    10/01/09       6.000    5,907,411
      2,520      California Department of Water
                   Resources, (Central Valley Project,
                   Water Systems Service, Refunding,
                   Series J-1)...........................      RB      Aa2/AA   12/01/12       7.000    3,124,976
      2,750      California Pollution Control Financing
                   Authority (PCR, Laidlaw Environmental,
                   Refunding, Series A)..................      RB      NR/NR    07/01/07       6.700    2,888,792
      6,000      California State........................      GO      A1/A+    02/01/08       6.500    6,984,780
      1,000      California State, AMBAC/MBIA Insured....      GO     Aaa/AAA   09/01/06       6.500    1,163,150
        569      Kaweah Delta Hospital District, Tulare
                   County, (Series D)....................      PP      NR/A+    06/01/14       4.350      570,656
      1,049      Kaweah Delta Hospital District, Tulare
                   County, (Series E)....................      PP      NR/A+    06/01/14       5.250    1,068,879
      1,618      Kaweah Delta Hospital District, Tulare
                   County, (Series G)....................      PP      NR/A+    06/01/04       6.400    1,676,816
      4,200      Los Angeles County Public Works
                   Financing Authority, (Regional Park
                   and Open Space District, Series A)....      RB      Aa3/AA   10/01/07       5.375    4,539,066

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
CALIFORNIA (CONTINUED)
    $ 2,500      Los Angeles County Public Works,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA   09/01/06       6.000% $ 2,811,675
      2,000      Los Angeles Department of Water & Power,
                   (California Electric Plant, Crossover
                   Refunded, due 05/15/30)...............      RB      Aa3/A+   05/15/00(a)    7.125    2,164,500
                                                                                                      -----------
                     TOTAL CALIFORNIA....................                                              32,900,701
                                                                                                      -----------

COLORADO (0.2%)
      1,295      Adams County School District #12, FGIC
                   Insured...............................      GO     Aaa/AAA   12/15/06       6.000    1,457,911
                                                                                                      -----------

CONNECTICUT (0.5%)
      2,815      Connecticut Transportation
                   Infrastructure, (Special Tax
                   Obligation, Prerefunded, Series 1991A,
                   due 06/01/04).........................      RB      NR/AA-   06/01/03(a)    6.600    3,136,670
                                                                                                      -----------

DELAWARE (0.4%)
      2,650      Delaware Transportation Authority,
                   (Transportation System Revenue), AMBAC
                   Insured...............................      RB     Aaa/AAA   07/01/00       5.250    2,728,016
                                                                                                      -----------

DISTRICT OF COLUMBIA (4.6%)
      3,000      District of Columbia, (Refunding, Series
                   A), MBIA Insured......................      GO     Aaa/AAA   06/01/07       6.000    3,323,610
      7,500      District of Columbia, (Refunding, Series
                   C), FGIC Insured......................      GO     Aaa/AAA   12/01/03       5.250    7,841,400
      2,600      District of Columbia, (Series B), MBIA
                   Insured...............................      GO     Aaa/AAA   06/01/02       6.000    2,769,364
      1,200      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/00       5.250    1,236,012
      1,000      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/03       5.750    1,071,960
      4,015      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/05       6.000    4,417,102

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
DISTRICT OF COLUMBIA (CONTINUED)
    $ 5,745      Metropolitan Airport, (Series B), FGIC
                   Insured...............................      RB     Aaa/AAA   10/01/06       6.000% $ 6,362,300
      3,665      Metropolitan Airport, (Series B, due
                   10/01/10), FGIC Insured...............      RB     Aaa/AAA   10/01/00(a)    7.250    3,988,583
                                                                                                      -----------
                     TOTAL DISTRICT OF COLUMBIA..........                                              31,010,331
                                                                                                      -----------

FLORIDA (3.7%)
      5,765      Dade County School District,
                   (Refunding), MBIA Insured.............      GO     Aaa/AAA   07/15/05       6.000    6,408,893
      1,535      Florida Board of Education, (Capital
                   Outlay, Escrowed to Maturity,
                   Refunded, Series C, due 06/01/01).....      GO     Aaa/AAA   04/06/98(a)    7.000    1,561,832
        465      Florida Board of Education, (Capital
                   Outlay, Unrefunded Balance, Series C,
                   due 06/01/01).........................      GO     Aa2/AA+   04/06/98(a)    7.000      473,031
      6,765      Florida Division Board Financial
                   Department, (General Services Revenue,
                   Department of Environmental
                   Preservation, Series 2000A), AMBAC
                   Insured...............................      RB     Aaa/AAA   07/01/99       5.500    6,925,939
      3,200      Jacksonville Electric Authority, (St.
                   Johns River, Issue 2, Crossover
                   Refunded, Series 5, due 10/01/09).....      RB      Aa1/AA   10/01/99(a)    7.000    3,395,136
      2,000      Jacksonville Health Facilities
                   Authority, (Charity Obligated Group,
                   Refunding, Series A), MBIA Insured....      RB     Aaa/AAA   08/15/06       5.500    2,160,040
      2,000      Tampa (Health System Revenue, Catholic
                   Health East, Refunding, Series A-1),
                   MBIA Insured..........................      RB     Aaa/AAA   11/15/04       5.250    2,106,900
      2,000      Volusia County School District,
                   (Refunding, due 08/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA   08/01/01(a)    6.100    2,149,700
                                                                                                      -----------
                     TOTAL FLORIDA.......................                                              25,181,471
                                                                                                      -----------

GEORGIA (5.0%)
      2,630      Fulton County School District,
                   (Refunding)...........................      GO      Aa3/AA   05/01/14       6.375    3,095,010
      1,000      Georgia Municipal Electric Authority,
                   (Power General Revenue, Refunding,
                   Series A).............................      RB       A3/A    01/01/12       6.500    1,159,070

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
GEORGIA (CONTINUED)
    $ 6,000      Georgia, (Series B).....................      GO     Aaa/AAA   03/01/07       7.200% $ 7,283,700
      3,000      Georgia, (Series B).....................      GO     Aaa/AAA   03/01/10       6.300    3,483,360
      4,470      Georgia, (Series C).....................      GO     Aaa/AAA   07/01/11       5.700    4,964,024
      2,500      Gwinnett County School District,
                   (Refunding, Series B).................      GO     Aa1/AA+   02/01/08       6.400    2,888,275
      5,000      Metropolitan Atlanta Rapid Transit
                   Authority, (Sales Tax Revenue,
                   Refunding, Series P), AMBAC Insured...      RB     Aaa/AAA   07/01/11       6.250    5,786,700
      4,500      Municipal Electric Authority, (Project
                   1, Sixth Crossover), AMBAC Insured....      RB     Aaa/AAA   01/01/08       7.000    5,399,235
                                                                                                      -----------
                     TOTAL GEORGIA.......................                                              34,059,374
                                                                                                      -----------

HAWAII (1.5%)
      5,000      Hawaii State, (Refunding, Series CO),
                   FGIC Insured..........................      GO     Aaa/AAA   03/01/02       6.000    5,348,400
      2,000      Hawaii, (Series BZ).....................      GO      Aa3/A+   10/01/12       6.000    2,274,080
      2,000      Honolulu City & County Improvement,
                   (Refunding, Series B).................      GO      Aa2/AA   10/01/11       5.500    2,167,120
                                                                                                      -----------
                     TOTAL HAWAII........................                                               9,789,600
                                                                                                      -----------

ILLINOIS (9.0%)
      2,000      Chicago Board of Education, (Chicago
                   School Reform), AMBAC Insured.........      GO     Aaa/AAA   12/01/09       6.750    2,394,140
      1,000      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   01/01/06       6.125    1,118,150
      4,130      Chicago Board of Education, (Lease
                   Certificates, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   01/01/07       6.125    4,644,102
      3,000      Chicago, (Refunding, Series A-2), AMBAC
                   Insured...............................      GO     Aaa/AAA   01/01/11       6.000    3,390,150
      1,500      Chicago, O'Hare International Airport,
                   (Refunding, Second Lien, Series C),
                   MBIA Insured..........................      RB     Aaa/AAA   01/01/09       5.750    1,643,805
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured...............................      GO     Aaa/AAA   11/15/04       5.800    3,573,265

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ILLINOIS (CONTINUED)
    $10,000      Cook County, Community School District
                   #54, Schaumburg Township, Zero Coupon,
                   (Capital Appreciation, Prerefunded,
                   Series B, due 01/01/11), FGIC
                   Insured...............................      GO     Aaa/AAA   01/01/03(a)    0.000% $ 4,873,900
      1,375      Du Page County, (Illinois Alternative
                   Revenue Jail Project, Prerefunded, due
                   01/01/21).............................      GO     Aaa/AAA   01/01/02(a)    6.550    1,516,584
      4,440      Hoffman Estates, Tax Increment Revenue,
                   (Economic Development Project Area,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA   11/15/04       5.500    4,738,679
      3,000      Illinois Municipal Electric Agency,
                   Power Supply, (Refunding), FSA
                   Insured...............................      RB     Aaa/AAA   02/01/06       5.000    3,113,220
      3,000      Illinois, Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa3/AAA   06/15/09       6.000    3,365,220
      4,175      Illinois, Sales Tax Revenue, (Refunding,
                   Series Q).............................      RB     Aa3/AAA   06/15/12       6.000    4,682,972
        950      Kendall Kane & Will Counties Community
                   Unit School District #308, FGIC
                   Insured...............................      GO     Aaa/AAA   03/01/99       6.200      973,845
      2,500      Metropolitan Pier & Exposition
                   Authority, (McCormick Place Expansion
                   Project, Series A)....................      RB      A2/A+    06/15/06       8.500    3,173,575
      5,420      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding), MBIA
                   Insured...............................      RB     Aaa/AAA   06/15/14       0.000    2,376,778
     11,000      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   12/15/11       0.000    5,563,360
      9,705      Metropolitan Pier & Exposition
                   Authority, Zero Coupon, (Capital
                   Appreciation, McCormick Place
                   Expansion Project, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   06/15/12       0.000    4,775,248

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ILLINOIS (CONTINUED)
    $ 2,810      Regional Transportation Authority,
                   (Series D), FGIC Insured..............      RB     Aaa/AAA   06/01/07       7.750% $ 3,507,414
      1,000      University of Illinois, Auxiliary
                   Facilities, (Escrowed to Maturity, due
                   10/01/01).............................      RB     Aaa/AAA   10/01/98(a)    6.000    1,068,030
                                                                                                      -----------
                     TOTAL ILLINOIS......................                                              60,492,437
                                                                                                      -----------

INDIANA (1.6%)
      3,955      Indiana Health Facility Financing
                   Authority, (Sisters of Francis Health
                   Services, Refunding, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   11/01/05       5.500    4,214,171
      2,000      Indiana Municipal Power Agency, Power
                   Supply System Revenue, (Refunding,
                   Series B), MBIA Insured...............      RB     Aaa/AAA   01/01/13       6.000    2,247,560
      3,915      Indiana Transportation Finance
                   Authority, Highway Revenue,
                   (Refunding, Series A), AMBAC
                   Insured...............................      RB     Aaa/AAA   06/01/09       5.250    4,131,225
                                                                                                      -----------
                     TOTAL INDIANA.......................                                              10,592,956
                                                                                                      -----------

KENTUCKY (0.5%)
      3,350      Kentucky Turnpike Authority, (Escrowed
                   to Maturity, Series A, due
                   07/01/02).............................      RB      Aaa/NR   04/06/98(a)    7.100    3,566,477
                                                                                                      -----------

LOUISIANA (0.9%)
      6,000      Louisiana, (Refunding, Series A), FGIC
                   Insured...............................      GO     Aaa/AAA   08/01/00       6.000    6,283,860
                                                                                                      -----------

MARYLAND (1.8%)
      1,560      Anne Arundel County.....................      GO      Aa/AA+   09/01/06       6.000    1,747,387
      1,000      Maryland Department of Transportation,
                   (Prerefunded, due 08/15/05)...........      RB     Aaa/AAA   08/15/99(a)    6.700    1,061,120

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
MARYLAND (CONTINUED)
    $ 5,435      Maryland Health & Higher Educational
                   Facilities Authority, (John Hopkins
                   University, Refunding)................      RB     Aa2/AA-   07/01/03       5.750% $ 5,804,689
      3,000      Maryland, (3rd Series, due 07/15/03)....      GO     Aaa/AAA   07/15/01(a)    6.400    3,239,400
                                                                                                      -----------
                     TOTAL MARYLAND......................                                              11,852,596
                                                                                                      -----------

MASSACHUSETTS (5.3%)
      5,650      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Refunding, Series A)..........      RB      A1/AA-   03/01/08       7.000    6,754,462
      3,700      Massachusetts Bay Transportation
                   Authority, (General Transportation
                   System, Series A), MBIA Insured.......      RB     Aaa/AAA   03/01/10       5.500    3,999,663
      7,300      Massachusetts State (Refunding, Series
                   A), AMBAC Insured.....................      GO     Aaa/AAA   08/01/10       5.750    8,092,123
      2,000      Massachusetts State Water Authority,
                   (General Series A), FSA Insured.......      RB     Aaa/AAA   08/01/10       5.500    2,176,040
     10,000      Massachusetts State Water Resource
                   Authority, (Series A).................      RB       A2/A    07/15/08       6.500   11,692,200
      1,495      Massachusetts, State College Building
                   Authority, (Refunding, Series A)......      RB      A1/AA-   05/01/11       7.500    1,902,014
      1,060      Wareham, (due 01/15/03), AMBAC
                   Insured...............................      GO     Aaa/AAA   01/15/01(a)    6.800    1,168,491
                                                                                                      -----------
                     TOTAL MASSACHUSETTS.................                                              35,784,993
                                                                                                      -----------

MICHIGAN (1.5%)
      6,045      Michigan State Building Authority,
                   (Facilites Program, Refunding, Series
                   I), AMBAC Insured.....................      RB     Aaa/AAA   10/01/04       6.000    6,653,067
      2,905      Michigan State Hospital Finance
                   Authority Revenue, (Mercy Health
                   Services, Refunding, Series T)........      RB     Aa3/AA-   08/15/04       5.750    3,139,666
                                                                                                      -----------
                     TOTAL MICHIGAN......................                                               9,792,733
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
MINNESOTA (2.3%)
    $ 5,000      University of Minnesota, (Series A).....      RB      Aa2/AA   07/01/10       5.750% $ 5,524,750
      5,000      University of Minnesota, (Series A).....      RB      Aa2/AA   07/01/15       5.750    5,522,900
      4,290      Western Minnesota Municipal Power
                   Agency, (Prerefunded, due 01/01/04),
                   MBIA Insured..........................      RB     Aaa/AAA   04/06/98(a)   10.125    4,484,165
                                                                                                      -----------
                     TOTAL MINNESOTA.....................                                              15,531,815
                                                                                                      -----------

MISSISSIPPI (2.2%)
      6,000      Mississippi Home Corp Residual Revenue,
                   Zero Coupon, (Capital Appreciation,
                   Refunded, Series C)...................      RB      AAA/NR   09/01/13       0.000    2,749,920
     10,995      Mississippi, (Escrowed to Maturity).....      GO     Aaa/AAA   02/01/08       6.200   12,354,972
                                                                                                      -----------
                     TOTAL MISSISSIPPI...................                                              15,104,892
                                                                                                      -----------

MISSOURI (0.7%)
      4,000      St. Louis County Regional Convention &
                   Sports Complex Authority,
                   (Prerefunded, Series B, due
                   08/15/21).............................      RB     Aaa/AAA   08/15/03(a)    7.000    4,571,520
                                                                                                      -----------

NEBRASKA (0.6%)
      4,000      Nebraska Public Power District, (Nuclear
                   Facilities, Refunding)................      RB      A1/A+    07/01/00       5.200    4,105,320
                                                                                                      -----------

NEVADA (4.7%)
        500      Carson City School District,
                   (Prerefunded, due 04/01/03), FGIC
                   Insured...............................      GO     Aaa/AAA   04/01/00(a)    6.750      537,555
      8,200      Clark County School District, (Series
                   A), MBIA Insured......................      GO     Aaa/AAA   06/01/11       7.000   10,069,108
      3,000      Clark County School District, FGIC
                   Insured...............................      GO     Aaa/AAA   06/15/03       6.000    3,262,710
      3,000      Clark County, (Passenger Facilities, Las
                   Vegas McCarran International Airport,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   07/01/08       6.250    3,214,170
      1,685      Las Vegas, Clark County Library
                   District, (Prerefunded, Series A, due
                   06/01/03), FGIC Insured...............      GO     Aaa/AAA   06/01/01(a)    6.600    1,830,028

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEVADA (CONTINUED)
    $ 1,200      Las Vegas, Clark County Library
                   District, (Prerefunded, Series A, due
                   06/01/04), FGIC Insured...............      GO     Aaa/AAA   06/01/01(a)    6.700% $ 1,306,896
      1,280      Las Vegas, Clark County Library
                   District, (Refunding, Series B, due
                   08/01/04), FGIC Insured...............      GO     Aaa/AAA   08/01/01(a)    6.700    1,400,218
      6,015      Nevada State, (Refunding, Series A-1)...      GO      Aa2/AA   05/15/10       6.000    6,756,409
      1,985      Nevada State, (Refunding, Series A-2)...      GO      Aa2/AA   05/15/10       6.000    2,229,671
      1,330      Nevada, (Prison Facilities, Prerefunded,
                   due 08/01/04).........................      GO      Aa2/AA   08/01/00(a)    7.000    1,445,497
                                                                                                      -----------
                     TOTAL NEVADA........................                                              32,052,262
                                                                                                      -----------

NEW HAMPSHIRE (1.1%)
      4,900      New Hampshire Higher Educational &
                   Health Facilities Authority,
                   (Dartmouth College, Refunding)........      RB      Aaa/NR   06/01/07       6.750    5,796,896
      1,720      New Hampshire, (Prerefunded, Series A,
                   due 06/15/03).........................      GO      Aa/AA+   06/15/01(a)    6.600    1,881,818
                                                                                                      -----------
                     TOTAL NEW HAMPSHIRE.................                                               7,678,714
                                                                                                      -----------

NEW JERSEY (5.9%)
      4,180      Jersey City, (Refunding, Series A)......      GO      Aa3/AA   10/01/11       6.250    4,805,704
      7,000      New Jersey Economic Development
                   Authority, (Market Transition
                   Facilities, Series A), MBIA Insured...      RB     Aaa/AAA   07/01/02       5.400    7,348,110
      1,325      New Jersey Economic Development
                   Authority, (New Jersey Performing Arts
                   Center, Series PJ-A), AMBAC Insured...      RB     Aaa/AAA   06/15/07       6.000    1,491,950
      1,500      New Jersey Sports & Exposition
                   Authority, (Sports Complex, Refunding,
                   Escrowed to Maturity).................      RB      Aa1/NR   01/01/00       8.100    1,610,355
      6,000      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA   06/15/05       6.000    6,671,400
      7,500      New Jersey Transportation Authority,
                   (Refunding, Series B), MBIA Insured...      RB     Aaa/AAA   06/15/10       6.500    8,948,325
      2,500      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA   01/01/00       6.200    2,602,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW JERSEY (CONTINUED)
    $ 1,000      New Jersey Turnpike Authority,
                   (Refunding, Series A), MBIA Insured...      RB     Aaa/AAA   01/01/01       5.700% $ 1,044,100
      5,275      Ocean County Utilities Authority,
                   (Wastewater Revenue, Refunding).......      RB      Aa2/NR   01/01/99       5.000    5,328,225
                                                                                                      -----------
                     TOTAL NEW JERSEY....................                                              39,851,019
                                                                                                      -----------

NEW YORK (9.7%)
      1,990      Monroe County, Public Improvement,
                   (Partially Prerefunded, due 06/01/09),
                   AMBAC Insured.........................      GO     Aaa/AAA   06/01/08(a)    6.000    2,271,684
      1,295      Monroe County, Public Improvement,
                   (Partially Prerefunded, due 06/01/10),
                   AMBAC Insured.........................      GO     Aaa/AAA   06/01/08(a)    6.000    1,478,307
        110      Monroe County, Public Improvement,
                   (Prerefunded, due 06/01/09), AMBAC
                   Insured...............................      GO     Aaa/AAA   06/01/08(a)    6.000      125,570
        120      Monroe County, Public Improvement,
                   (Prerefunded, due 06/01/10), AMBAC
                   Insured...............................      GO     Aaa/AAA   06/01/08(a)    6.000      136,986
      2,000      Municipal Assistance Corp. for the City
                   of New York, (Series E)...............      RB      Aa2/AA   07/01/06       6.000    2,225,760
         95      New York City, (Escrowed to Maturity,
                   Refunding, Series H, Subseries H-1)...      GO     A3/BBB+   08/01/01       5.500       99,247
      1,465      New York City, (Escrowed to Maturity,
                   Series B).............................      GO     Aaa/AAA   06/01/01       8.000    1,642,309
      2,645      New York City, (Refunding, Series A)....      GO     A3/BBB+   08/01/02       5.750    2,794,099
      7,000      New York City, (Refunding, Series A)....      GO     A3/BBB+   08/01/04       6.750    7,859,250
      3,000      New York City, (Refunding, Series F)....      GO     A3/BBB+   08/01/06       5.500    3,171,900
      4,480      New York City, (Refunding, Series G)....      GO     A3/BBB+   08/01/03       5.000    4,604,499
      1,000      New York City, (Series E), FGIC
                   Insured...............................      GO     Aaa/AAA   02/15/06       6.500    1,140,430
      3,425      New York City, (Series F)...............      GO     A3/BBB+   02/15/03       6.200    3,692,013
      2,000      New York City, (Series G), AMBAC
                   Insured...............................      GO     Aaa/AAA   10/15/07       6.000    2,242,700
      4,580      New York City, (Unrefunded Balance,
                   Series H, Subseries H-1)..............      GO     A3/BBB+   08/01/01       5.500    4,759,673

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 5,000      New York State Dormitory Authority,
                   (Refunding, due 08/01/13), AMBAC
                   Insured...............................      RB     Aaa/AAA   02/01/08(a)    4.400% $ 4,964,050
      2,850      New York State Dormitory Authority,
                   (Secured Hospital, Interfaith Medical
                   Center, Series D).....................      RB     Baa1/BBB+ 02/15/04       5.500    2,981,499
      2,000      New York State Local Government
                   Assistance Corp, (Refunding, Series
                   A), AMBAC Insured.....................      RB     Aaa/AAA   04/01/06       6.000    2,224,420
      1,500      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Prerefunded, Series 1, due
                   01/01/14).............................      RB      Aaa/NR   01/01/00(a)    7.750    1,630,560
        805      New York, (Unrefunded Balance, Series
                   F)....................................      GO     A3/BBB+   02/15/02       6.100      855,562
      8,700      Triborough Bridge & Tunnel Authority,
                   (Refunding, General Purpose, Series
                   X)....................................      RB      Aa/A+    01/01/12       6.625   10,279,224
      4,000      Triborough Bridge & Tunnel Authority,
                   (Refunding, Series V, due 01/01/05),
                   FGIC Insured..........................      RB     Aaa/AAA   01/01/01(a)    6.875    4,330,680
                                                                                                      -----------
                     TOTAL NEW YORK......................                                              65,510,422
                                                                                                      -----------

OHIO (1.2%)
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A)..............      RB     Aa3/AA-   10/01/06       5.500    2,160,580
      2,000      Ohio State Building Authority, (Admin
                   Building Fund, Series A, due
                   10/01/09).............................      RB     Aa3/AA-   10/01/08(a)    5.250    2,107,560
      3,195      Ohio Water Development Authority,
                   (Refunding, Escrowed to Maturity, due
                   12/01/10).............................      RB     Aaa/AAA   06/01/98(a)    9.375    4,062,570
                                                                                                      -----------
                     TOTAL OHIO..........................                                               8,330,710
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
PENNSYLVANIA (1.4%)
    $ 1,175      Bethel Park School District,
                   (Prerefunded, Series B, due 02/01/02),
                   AMBAC Insured.........................      GO     Aaa/AAA   02/01/00(a)    6.550% $ 1,232,117
        970      Pennsylvania Higher Education Assistance
                   Agency, Student Loan Revenue,
                   (Refunding, Series A), FGIC Insured...      RB     Aaa/AAA   12/01/00       6.800    1,034,844
      1,310      Pennsylvania Higher Education Facilities
                   Authority, College & University
                   Revenue, (University of Pennsylvania,
                   Refunding, Series A)..................      RB      Aa2/AA   09/01/02       6.500    1,443,476
      2,800      Pennsylvania Higher Educational
                   Facilities Authority, Health Services
                   Revenue, (University of Pennsylvania,
                   Series A).............................      RB      Aa3/AA   01/01/06       6.000    3,096,016
      1,500      Pennsylvania, (2nd Series A, due
                   11/01/04), MBIA Insured...............      GO     Aaa/AAA   11/01/01(a)    6.500    1,641,510
      1,000      Pennsylvania, (Refunding and Projects,
                   1st Series A), AMBAC Insured..........      GO     Aaa/AAA   01/01/01       6.600    1,069,000
                                                                                                      -----------
                     TOTAL PENNSYLVANIA..................                                               9,516,963
                                                                                                      -----------

RHODE ISLAND (0.9%)
      2,000      Rhode Island, (Prerefunded, Series B,
                   due 10/15/01).........................      GO      A1/AA-   10/15/99(a)    6.700    2,126,520
      3,785      Rhode Island, Construction Capital
                   Development, (Series B)...............      GO      A1/AA-   05/15/00       6.000    3,944,878
                                                                                                      -----------
                     TOTAL RHODE ISLAND..................                                               6,071,398
                                                                                                      -----------

SOUTH CAROLINA (0.2%)
      1,000      Piedmont Municipal Power Agency,
                   (Escrowed to Maturity, Refunding),
                   MBIA Insured..........................      RB     Aaa/AAA   01/01/08       6.200    1,141,010
                                                                                                      -----------

TENNESSEE (0.6%)
      3,500      Rutherford County, (Capital Outlay
                   Notes, Series A)......................      GO     Aa3/AA-   05/01/07       6.500    4,041,625
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
TEXAS (6.9%)
    $ 1,500      Addison, (Refunding, due 09/01/00), FGIC
                   Insured...............................      GO     Aaa/AAA   09/01/98(a)    6.250% $ 1,518,150
      1,000      Arlington, (due 08/01/00), AMBAC
                   Insured...............................      GO     Aaa/AAA   08/01/99(a)    6.850    1,042,930
      1,050      Austin Independent School District,
                   (Refunding, Series 1991), PSFG
                   Insured...............................      GO     Aaa/AAA   08/01/99       6.200    1,085,500
      1,500      Austin, Utilities System, (Escrowed to
                   Maturity, due 10/01/01)...............      RB     Aaa/AAA   10/01/98(a)    6.500    1,619,550
      7,500      Austin, Utilities System, (Refunding,
                   Series A), FSA Insured................      RB     Aaa/AAA   11/15/03       5.750    7,999,275
        975      Conroe Independent School District,
                   (Prerefunded, due 02/01/01), MBIA
                   Insured...............................      GO     Aaa/AAA   02/01/99(a)    7.100    1,004,474
         25      Conroe Independent School District,
                   (Unrefunded Balance, due 02/01/01),
                   MBIA Insured..........................      GO     Aaa/AAA   02/01/99(a)    7.100       25,697
      2,260      Corpus Christi Independent School
                   District, (Refunding), PSFG Insured...      GO     Aaa/AAA   08/15/05       6.000    2,505,798
      1,305      Dallas County, Flood Control District
                   #1, (Prerefunded, due 04/01/10).......      GO      Aaa/NR   04/01/08(a)    9.250    1,806,146
      1,650      El Paso Independent School District,
                   (Prerefunded, due 07/01/03), PSFG
                   Insured...............................      GO     Aaa/AAA   07/01/01(a)    6.550    1,775,400
      1,700      Harris County, (Road Improvement
                   Authority, Prerefunded, due 11/01/03),
                   MBIA Insured..........................      GO     Aaa/AAA   11/01/99(a)    7.000    1,787,057
      3,805      Lewisville Independent School District,
                   (Refunding), PSFG Insured.............      GO      Aaa/NR   08/15/03       6.000    4,142,123
      2,325      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR   08/15/03       0.000    1,842,121
      2,320      Northwest Independent School District,
                   Zero Coupon, (Capital Appreciation,
                   Refunding), PSFG Insured..............      GO      Aaa/NR   08/15/04       0.000    1,753,874
      2,000      Plano Independent School District,
                   (Prerefunded, Series B, due 02/15/04),
                   FGIC Insured..........................      GO     Aaa/AAA   02/15/01(a)    6.550    2,138,680
      1,500      San Antonio, (Refunding)................      GO      Aa/AA    08/01/07       6.000    1,671,525

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
TEXAS (CONTINUED)
    $ 2,000      Tarrant County, Health Facilities
                   Development Corp., (Texas Health
                   Resources System, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   02/15/04       5.500% $ 2,121,120
        700      Texas A & M University, (Permanent
                   University Fund, Refunding, due
                   07/01/98).............................      RB     Aaa/AAA   04/06/98(a)    6.500      706,790
      2,000      Texas, Public Finance Authority,
                   (Prerefunded, due 10/01/02)...........      GO      NR/AA    10/01/00(a)    6.300    2,112,420
      1,000      Texas, Public Finance Authority,
                   (Prerefunded, due 10/01/05)...........      GO      NR/AA    10/01/00(a)    6.500    1,061,050
      4,000      Texas, Public Finance Authority,
                   (Refunding, Series B).................      GO      Aa2/AA   10/01/03       6.000    4,374,360
      2,500      University of Texas, (Permanent
                   University Fund, Refunding)...........      RB     Aaa/AAA   07/01/01       6.300    2,681,200
                                                                                                      -----------
                     TOTAL TEXAS.........................                                              46,775,240
                                                                                                      -----------

UTAH (2.8%)
      1,625      Intermountain Power Agency, (Refunding,
                   Series B), MBIA Insured...............      RB     Aaa/AAA   07/01/09       6.500    1,900,844
      5,130      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA   07/01/00       6.000    5,365,723
      4,155      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA   07/01/01       6.000    4,403,054
      6,645      Intermountain Power Agency, (Refunding,
                   Series C), MBIA Insured...............      RB     Aaa/AAA   07/01/02       6.000    7,142,843
                                                                                                      -----------
                     TOTAL UTAH..........................                                              18,812,464
                                                                                                      -----------

VIRGINIA (1.1%)
      5,000      Virginia Public School Authority,
                   (Refunding)...........................      RB      Aa/AA    01/01/02       6.000    5,332,800
      2,000      Virginia Public School Authority,
                   (Series A, due 08/01/04)..............      RB      Aa2/AA   08/01/01(a)    6.500    2,187,300
                                                                                                      -----------
                     TOTAL VIRGINIA......................                                               7,520,100
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
WASHINGTON (7.0%)
    $ 1,555      King & Snohomish Counties, School
                   District #417, (due 12/01/02), FGIC
                   Insured...............................      GO     Aaa/AAA   12/01/00(a)    6.600% $ 1,660,538
      6,355      King County, (Refunding, Series B)......      GO     Aa1/AA+   01/01/01       6.700    6,812,052
      1,000      Pierce County School District #320,
                   Sumner Washington, (due 12/01/02),
                   MBIA Insured..........................      GO     Aaa/AAA   12/01/01(a)    6.600    1,086,540
      2,955      Seattle, Municipal Sewer Revenue,
                   (Prerefunded, Series T, due
                   01/01/31).............................      RB     Aaa/AA-   01/01/00(a)    6.875    3,164,362
      1,000      Snohomish County School District #15
                   (Prerefunded, due 12/01/06)...........      GO      NR/AAA   12/01/99(a)    7.150    1,056,200
      1,250      Snohomish County School District #2,
                   (Refunding, Series A, due 12/01/02),
                   MBIA Insured..........................      GO     Aaa/AAA   06/01/01(a)    6.700    1,340,938
      4,815      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   A), MBIA Insured......................      RB     Aaa/AAA   07/01/06       6.000    5,319,564
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #1, Refunding, Series
                   B)....................................      RB     Aa1/AA-   07/01/03       5.750    4,238,840
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-   07/01/06       7.250    2,360,460
      5,265      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-   07/01/01       6.300    5,587,587
      4,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   A)....................................      RB     Aa1/AA-   07/01/09       5.750    4,320,040
      2,000      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/01), FGIC Insured........      RB     Aaa/AAA   01/01/01(a)    7.000    2,181,000
      1,500      Washington Public Power Supply System,
                   (Nuclear Project #2, Refunding, Series
                   C, due 07/01/02)......................      RB     Aa1/AA-   01/01/01(a)    7.500    1,654,995
      1,000      Washington, (Prerefunded, Series B, due
                   08/01/02).............................      GO     Aa1/AA+   08/01/00(a)    6.750    1,062,960

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
WASHINGTON (CONTINUED)
    $ 1,750      Washington, (Refunding, Series R-92-A,
                   due 09/01/02).........................      GO     Aa1/AA+   09/01/01(a)    6.300% $ 1,889,843
      3,075      Washington, (Series A)..................      GO     Aa1/AA+   01/01/07       5.250    3,260,392
                                                                                                      -----------
                     TOTAL WASHINGTON....................                                              46,996,311
                                                                                                      -----------

WEST VIRGINIA (0.6%)
      1,000      Berkeley County Board of Education,
                   (Escrowed to Maturity), MBIA
                   Insured...............................      GO     Aaa/AAA   04/01/01       7.300    1,093,640
      3,000      West Virginia Public Energy Authority,
                   (Morgantown Association Project,
                   Series A, due 07/01/08), LOC Swiss
                   Bank Corp.............................      RB     Aa1/AA+   01/01/06(a)    5.050    3,016,350
                                                                                                      -----------
                     TOTAL WEST VIRGINIA.................                                               4,109,990
                                                                                                      -----------

WISCONSIN (2.1%)
      4,160      Milwaukee County Wisconsin, Zero Coupon
                   (Capital Appreciation, Refunding,
                   Series A) FGIC Insured................      GO     Aaa/AAA   12/01/10       0.000    2,302,061
      1,500      Racine Unified School District, (due
                   04/01/01), AMBAC Insured..............      GO     Aaa/AAA   04/01/99(a)    6.500    1,538,850
      5,000      Wisconsin, (Series A)...................      GO      Aa2/AA   05/01/99       5.750    5,115,450
      5,000      Wisconsin, Transportation Revenue,
                   (Refunding, Series A).................      RB      A1/AA-   07/01/06       4.600    5,048,600
                                                                                                      -----------
                     TOTAL WISCONSIN.....................                                              14,004,961
                                                                                                      -----------

WYOMING (0.6%)
      3,600      Platte County, (PCR, Basin Electric
                   Power Cooperative, Refunding).........      RB       A2/A    01/01/06       4.950    3,705,912
                                                                                                      -----------
                 TOTAL LONG TERM INVESTMENTS (COST $622,297,563)....................................  656,179,681
                                                                                                      -----------
SHORT-TERM INVESTMENTS (4.5%)
ALASKA (1.1%)
      7,100      Valdez Alaska Marine Terminal, (Exxon
                   Pipeline Co. Project, Refunding,
                   Series C, due 12/01/33)...............    VRDN     VMIG1/A-1+ 03/02/98(b)   3.650    7,100,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
ARIZONA (0.3%)
    $ 1,800      Maricopa County, (PCR, Refunding, Series
                   D, due 05/01/29), LOC Bank of
                   America...............................    VRDN     P-1/A-1+  03/02/98(b)    3.550% $ 1,800,000
                                                                                                      -----------

CALIFORNIA (0.2%)
      1,300      Los Angeles Regional Airports
                   Improvement Corp., (Los Angeles
                   International Airport, due 12/01/25),
                   LOC Societe Generale..................    VRDN     NR/A-1+   03/02/98(b)    3.700    1,300,000
                                                                                                      -----------

GEORGIA (0.5%)
        800      Appling County Development Authority,
                   (PCR Georgia Power Co. Plant, Hatch
                   Project, due 09/01/29)................    VRDN     VMIG1/A-1 03/02/98(b)    3.550      800,000
      1,200      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project #1, due 04/01/32).............    VRDN     VMIG1/A-1 03/02/98(b)    3.550    1,200,000
                 Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th. Series, due 07/01/24)....    VRDN     VMIG1/A-1 03/02/98(b)    3.900      500,000
      1,100      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-5th Series, due 07/01/24).....    VRDN     VMIG1/A-1 03/02/98(b)    3.650    1,100,000
                                                                                                      -----------
                                                                                                        3,600,000
                                                                                                      -----------

ILLINOIS (0.1%)
        500      Illinois Development Finance Authority,
                   (Olin Corp. Project, Refunding, Series
                   A, due 06/01/04), LOC Wachovia Bank...    VRDN     NR/A-1+   03/02/98(b)    3.600      500,000
        200      Illinois Educational Facilities
                   Authority, (University Pooled
                   Financing Program, due 12/01/05), FGIC
                   Insured...............................    VRDN     VMIG1/A-1+ 03/04/98(b)   3.350      200,000
                                                                                                      -----------
                                                                                                          700,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
INDIANA (0.0%)*
    $   200      Indiana Development Finance Authority,
                   (Bayer Corp. Project, Refunding, due
                   03/01/09).............................    VRDN     P-1/A-1+  03/02/98(b)    3.600% $   200,000
                                                                                                      -----------

KANSAS (0.0%)*
        100      Kansas City, (Industry Revenue
                   Development Corp., Refunding, IDR, due
                   08/01/15), LOC Credit Suisse First
                   Boston................................    VRDN     VMIG1/NR  03/02/98(b)    3.900      100,000
                                                                                                      -----------

LOUISIANA (0.0%)*
        100      Calcasieu Parish, (Industrial
                   Development Board, Refunding, Olin
                   Corp. Project, Series B, due
                   02/01/16), LOC Wachovia Bank..........    VRDN     NR/A-1+   03/02/98(b)    3.600      100,000
                                                                                                      -----------

MISSOURI (0.2%)
      1,100      Missouri Environmental Impact Authority
                   & Energy Resource Authority, (Bayer
                   Corp. Project, Refunding, due
                   03/01/09).............................    VRDN      P-1/NR   03/02/98(b)    3.000    1,100,000
                                                                                                      -----------

NEW YORK (0.7%)
      4,950      New York State Energy Research and
                   Development Authority, (PCR, New York
                   Electric and Gas, Series D, due
                   10/01/29), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIGI/A-1+ 03/02/98(b)   3.600    4,950,000
                                                                                                      -----------

NORTH CAROLINA (0.2%)
      1,300      Winston Salem Water & Sewer System, (due
                   12/01/08), SPA-Wachovia Bank & Trust
                   Insured...............................    VRDN     VMIG1/A-1 03/04/98(b)    3.500    1,300,000
                                                                                                      -----------

SOUTH DAKOTA (0.2%)
      1,100      Lawrence County, (PCR, Homestake Mining,
                   Refunding, Series B, due 07/01/32),
                   LOC Chase Manhattan Bank..............    VRDN      P-1/NR   03/02/98(b)    3.600    1,100,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
TEXAS (0.7%)
    $ 5,000      Texas, (Series A).......................     TAN     MIG1/Sp1+ 08/31/98       4.750% $ 5,029,600
                                                                                                      -----------

WEST VIRGINIA (0.0%)*
        200      Marshall County, (Bayer Corp. Project,
                   Refunding, due 03/01/09)..............    VRDN     P-1/A-1+  03/02/98(b)    3.600      200,000
                                                                                                      -----------

WYOMING (0.3%)
        300      Lincoln County, (PCR, Exxon Project,
                   Series B, due 11/01/14)...............    VRDN     P-1/A-1+  03/02/98(b)    3.600      300,000
      1,550      Platte County, (PCR, Tri-State G&T,
                   Series A, due 07/01/14), LOC Societe
                   Generale..............................    VRDN      P-1/NR   03/02/98(b)    3.900    1,550,000
                                                                                                      -----------
                                                                                                        1,850,000
                                                                                                      -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $30,421,641)....................................   30,429,600
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $652,719,204) (101.7%).....................................  686,609,281
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)......................................  (11,529,486)
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $675,079,795
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of the investments of $652,719,204 for federal income tax purposes at February 28, 1998, the aggregate gross unrealized appreciation and depreciation was $34,114,856 and $224,779, respectively, resulting in net unrealized appreciation of investments of $33,890,077.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their feature. The actual maturity date is indicated in the security description

* Less than 0.1%.

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company, FSA -Financial Securities Assurance, GO - General Obligation, IDR Industrial Development Revenue, LOC-Letter of Credit, MBIA-Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond, SPA - Standby Purchase Agreement, TAN - Tax Anticipation Note, VRDN - Variable Rate Demand Note.

Crossover Refunded: Bonds for which the issuer of the bond invest the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity coincides with the first call date of the first bond.

Prerefunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $652,719,204)           $686,609,281
Cash                                                     74,023
Interest Receivable                                   7,744,225
Prepaid Trustees' Fees                                    2,141
Prepaid Expenses and Other Assets                         2,850
                                                   ------------
    Total Assets                                    694,432,520
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    19,125,014
Advisory Fee Payable                                    154,605
Custody Fee Payable                                      19,638
Administrative Services Fee Payable                      15,464
Administration Fee Payable                                1,358
Fund Services Fee Payable                                   125
Accrued Expenses                                         36,521
                                                   ------------
    Total Liabilities                                19,352,725
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $675,079,795
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $16,141,271
EXPENSES
Advisory Fee                                       $940,061
Administrative Services Fee                          94,569
Custodian Fees and Expenses                          81,145
Professional Fees and Expenses                       22,141
Fund Services Fee                                    11,153
Administration Fee                                    5,075
Trustees' Fees and Expenses                           4,121
Miscellaneous                                         4,753
                                                   --------
    Total Expenses                                              1,163,018
                                                              -----------
NET INVESTMENT INCOME                                          14,978,253
NET REALIZED GAIN ON INVESTMENTS                                  325,883
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                  10,912,554
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $26,216,690
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1998     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1997
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     14,978,253    $    26,643,745
Net Realized Gain on Investments                            325,883            829,545
Net Change in Unrealized Appreciation of
  Investments                                            10,912,554          9,668,350
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         26,216,690         37,141,640
                                                   -----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           163,066,517        284,352,430
Withdrawals                                            (117,801,326)      (209,280,115)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions            45,265,191         75,072,315
                                                   -----------------   ---------------
    Total Increase in Net Assets                         71,481,881        112,213,955
NET ASSETS
Beginning of Period                                     603,597,914        491,383,959
                                                   -----------------   ---------------
End of Period                                      $    675,079,795    $   603,597,914
                                                   -----------------   ---------------
                                                   -----------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                      FOR THE
                                                                                                      PERIOD
                                                                                                   JULY 12, 1993
                                                                                                   (COMMENCEMENT
                                                        FOR THE                                         OF
                                                      SIX MONTHS          FOR THE FISCAL YEAR       OPERATIONS)
                                                         ENDED             ENDED AUGUST 31,             TO
                                                   FEBRUARY 28, 1998   -------------------------    AUGUST 31,
                                                      (UNAUDITED)      1997   1996   1995   1994       1993
                                                   -----------------   ----   ----   ----   ----   -------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.37%(a) 0.38% 0.38%  0.42%  0.41%          0.40%(a)
  Net Investment Income                                        4.78%(a) 4.93% 4.92%  5.15%  4.68%          4.58%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                        --      --     --     --     --           0.01%(a)
Portfolio Turnover                                                6%(b)   25%   25%    47%    33%            43%(b)+

------------------------
(a) Annualized.

(b) Not Annualized.

+ Portfolio's turnover is for the twelve month period ended August 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The JPM Pierpont Tax Exempt Bond Fund, for the period September 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $466,873,082 on that date from the J.P. Morgan Tax Exempt Bond Fund (formerly The JPM Pierpont Tax Exempt Bond Fund) in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax, consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding, varying maturity dates, and the coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the six months ended February 28, 1998, this fee amounted to $940,061.

   b) The portfolio has retained Funds Distributor Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28,1998, the fee for these services amounted to $5,075.

   c) The portfolio has an Administrative Services agreement (the "Services agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1998, the fee for these services amounted to $94,569.

   d) The portfolio has a Fund Services agreement with Pierpont Group, Inc. ("group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of group. The portfolio's allocated portion of group's costs in performing its services amounted to $11,153 for the six months ended February 28, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of group and receives compensation and employee benefits from group in his role as group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,300.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1998
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the six months ended February 28,1998 were as follows:

COST OF              PROCEEDS
   PURCHASES        FROM SALES
-----------------   -----------
$107,083,546......  $36,249,435

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.